POWERSHARES EXCHANGE-TRADED FUND TRUST
(the “Trust”)

Supplement Dated May 1, 2009 to the Prospectus Dated August 29, 2008 of:

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares Dynamic Hardware & Consumer Electronics Portfolio (the “Fund”), which is expected to occur on May 22, 2009.

Effective May 19, 2009, the Fund will be closed to new investors.  The last day of trading in the Fund on the NYSE Arca, Inc. will be May 18, 2009.  In early May 2009, the Fund will begin the process of closing down and liquidating its portfolio.  This process will cause the Fund’s holdings to deviate from the securities included in the Fund’s underlying index and the Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings prior to May 19, 2009, and may incur typical transaction fees from their broker-dealer.  Shareholders of record on May 18, 2009 will receive cash equal to the amount of the net asset value of their shares as of May 22, 2009, which will include any capital gains and dividends, in the cash portion of their brokerage accounts.  Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

P-PS-STK-7

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the “Trust”)

Supplement Dated May 1, 2009 to the Prospectus Dated August 29, 2008 of:

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares High Growth Rate Dividend AchieversTM Portfolio (the “Fund”), which is expected to occur on May 22, 2009.

Effective May 19, 2009, the Fund will be closed to new investors.  The last day of trading in the Fund on the NYSE Arca, Inc. will be May 18, 2009.  In early May 2009, the Fund will begin the process of closing down and liquidating its portfolios.  This process will cause the Fund’s holdings to deviate from the securities included in the Fund’s underlying index and the Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings prior to May 19, 2009, and may incur typical transaction fees from their broker-dealer.  Shareholders of record on May 18, 2009 will receive cash equal to the amount of the net asset value of their shares as of May 22, 2009, which will include any capital gains and dividends, in the cash portion of their brokerage accounts.  Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

P-PS-STK-2

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the “Trust”)

Supplement Dated May 1, 2009 to the Prospectus Dated August 29, 2008 of:

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Dynamic Deep Value Portfolio (collectively, the “Funds”), which is expected to occur on May 22, 2009.

Effective May 19, 2009, the Funds will be closed to new investors.  The last day of trading in the Funds on NYSE Arca, Inc. will be May 18, 2009.  In early May 2009, the Funds will begin the process of closing down and liquidating their respective portfolios.  This process will cause each Fund’s holdings to deviate from the securities included in that Fund’s underlying index and each Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings prior to May 19, 2009, and may incur typical transaction fees from their broker-dealer.  Shareholders of record on May 18, 2009 will receive cash equal to the amount of the net asset value of their shares as of May 22, 2009, which will include any capital gains and dividends, in the cash portion of their brokerage accounts.  Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

P-PS-STK-5

POWERSHARES EXCHANGE-TRADED FUND TRUST
(the “Trust”)

Supplement Dated May 1, 2009 to the Prospectus Dated August 29, 2008 of:

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares FTSE RAFI Utilities Sector Portfolio

The Board of Trustees of the Trust approved the liquidation of the PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, and PowerShares FTSE RAFI Utilities Sector Portfolio (collectively, the “Funds”), which is expected to occur on May 22, 2009.

Effective May 19, 2009, the Funds will be closed to new investors.  The last day of trading in the Funds on The NASDAQ Stock Market LLC will be May 18, 2009.  In early May 2009, the Funds will begin the process of closing down and liquidating their respective portfolios.  This process will cause each Fund’s holdings to deviate from the securities included in that Fund’s underlying index and each Fund to increase its cash holdings, which may lead to increased tracking error.

Shareholders may sell their holdings prior to May 19, 2009, and may incur typical transaction fees from their broker-dealer.  Shareholders of record on May 18, 2009 will receive cash equal to the amount of the net asset value of their shares as of May 22, 2009, which will include any capital gains and dividends, in the cash portion of their brokerage accounts.  Shareholders will generally recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call 800-983-0903 for additional information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

P-PS-STK-6